Nov. 01, 2020
Supplement to Prospectus

HC Strategic Shares
Dated November 1, 2020
HC Capital Trust
The date of this Supplement is December 15, 2020
The Corporate Opportunities Portfolio, The Core Fixed Income Portfolio and The Institutional International Equity Portfolio (the
“
Portfolios
”
):
At a
meeting
held on December 15, 2020, the Board approved, on behalf of the Portfolios, amendments to the Portfolio Agreements between the Trust and Pacific Investment Management Company LLC (“PIMCO”), that reflected a revised, lower fee structure. Accordingly, effective December 15, 2020, the Prospectus is supplemented to reflect the following replacement of the second full paragraph in the “Pacific Investment Management Company LLC (“PIMCO”),” section under the “Specialist Manager Guide” on page 209:
For its services to The Institutional U.S. Equity Portfolio related to the enhanced index strategy, PIMCO receives an annual fee of 0.25% of that portion of the Portfolio’s assets allocated to PIMCO from time to time. For its services to The Institutional U.S. Equity Portfolio with respect to the RAFI US Multi-Factor Strategy, PIMCO receives an annual fee from the Portfolio, at the annual rate of 0.175% of the first $600 million of the Portfolio’s assets allocated to the RAFI US Multi-Factor Strategy (“RAFI US Multi-Factor Strategy Assets”); 0.15% on the next $700 million of the RAFI US Multi-Factor Strategy Assets; and 0.125% on the RAFI US Multi-Factor Strategy Assets over $1.3 billion. Should these aggregate assets not reach or fall below $600 million, PIMCO’s fee will be calculated at an annual rate of 0.20%. During the fiscal year ended June 30, 2020, PIMCO was not allocated assets to PIMCO’s enhanced index strategy of The Institutional U.S. Equity Portfolio. During the fiscal year ended June 30, 2020, PIMCO received fees of 0.175% during the period ended December 20, 2019, and 0.20% thereafter of the average daily net assets for the portion of The Institutional U.S. Equity Portfolio allocated to the RAFI US Multi-Factor Strategy. See the “Parametric Portfolio Associates LLC” section of the “Specialist Manager Guide” of the Prospectus for information regarding the portfolio manager assigned to the RAFI US Multi-Factor Strategy. For its services to The Commodity Returns Strategy Portfolio, PIMCO receives an annual fee of 0.49% of that portion of the Portfolio allocated to PIMCO from time to time. For its services to The Institutional International Equity Portfolio, effective December 15, 2020, PIMCO receives a fee based on the average daily net asset value of that portion of the Portfolio’s assets managed by it, at an annual rate of 0.39%. For its services to The Core Fixed Income Securities Portfolio, effective December 15, 2020, PIMCO receives a fee based on the average daily net asset value of that portion of the Portfolio’s assets managed by it, at an annual rate of 0.25%. For its services to The Corporate Opportunities Portfolio, effective December 15, 2020, PIMCO receives a fee based on the average daily net asset value of that portion of the Portfolio’s assets managed by it, at an annual rate of 0.45%. For its services to each of The U.S. Corporate Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, PIMCO receives a fee based on the average daily net asset value of that portion of the Portfolio’s assets managed by it, at an annual rate of 0.60%. During the fiscal year ended June 30, 2020, PIMCO was not allocated assets of The Commodity Returns Strategy Portfolio, The Institutional International
Equity Portfolio, The Core Fixed Income Portfolio, The Corporate Opportunities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio.
The Intermediate Term Municipal Bond Portfolio (the “Portfolio”):
At a meeting held on December 15, 2020, the Board approved, on behalf of the Portfolio, the Portfolio Management Agreement between the Trust and Breckinridge Capital Advisors, Inc. (“Breckinridge”) to engage Breckinridge as a new Specialist Manager to the Portfolio. Accordingly, effective December 15, 2020, the Prospectus is supplemented as follows:
1. The following replaces the disclosure under the heading “Investment Subadvisers” on page 132:
Breckinridge Capital Advisors, Inc. (“Breckinridge”), City of London Investment Management Company Limited (“CLIM”) and Mellon Investments Corporation (“Mellon”) are the Specialist Managers for the Portfolio.
2. The following is added to the disclosure under the heading “Portfolio Managers” on page 132:
Breckinridge
: Matthew Buscone, Ji Young Jung, Sara Chanda, Jeffrey Glenn, Eric Haase, Khurram Gillani and Allyson Gerrish have co-managed
the Portfolio since December, 2020.
3. The following replaces the disclosure under the heading “Specialist Managers” on page 170:
Breckinridge, CLIM and Mellon currently provide portfolio management services to this Portfolio. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, the individual portfolio managers responsible for day-to-day
investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.
4. The following Investment Selection Process is added to the disclosure under the heading “Specialist Managers” on page 170:

The Breckinridge Investment Selection Process:
In selecting securities for investment by the Portfolio, Breckinridge generally uses a bottom-up
approach that seeks to invest in securities having credit quality and structural characteristics consistent with the investment objectives of providing current income and capital preservation. Investment opportunities are first identified based on fundamental analysis of the municipal issuer’s credit quality followed by a quantitative analysis of a security’s structure (call features, coupon, sinking fund, etc.) and an assessment of its risk-adjusted return relative to other tax-exempt
offerings and returns available in the taxable fixed-income markets. In the event any security held by the Portfolio is downgraded below the Portfolio’s authorized rating categories, Breckinridge will review the security and determine whether to retain or dispose of that security.

5. The following replaces the first and second paragraphs in the “Breckinridge Capital Advisors, Inc. (“Breckinridge”)” section under the “Specialist Manager Guide” on page 204:
Breckinridge Capital Advisors, Inc. (“Breckinridge”)
serves as Specialist Manager for The Short-Term Municipal Bond Portfolio, The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio. Breckinridge, which has managed municipal bond portfolios since 1993 and is a registered investment adviser, is headquartered at 125 High Street, Suite 431, Boston, MA 02110.
For its services to The Short-Term Municipal Bond, The Intermediate Term Municipal Bond and The Intermediate Term Municipal Bond II Portfolios, Breckinridge receives a fee of 0.125% of the average daily net assets of that portion of each Portfolio allocated to Breckinridge. During the fiscal year ended June 30, 2020, Breckinridge received a fee of 0.125% of the average daily net assets of that portion of each of The Short-Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio allocated to Breckinridge. Breckinrdige did not serve as a Specialist Manager for The Intermediate Term Municipal Bond Portfolio during the fiscal year ended June 30, 2020. As of June 30, 2020, Breckinridge managed total assets of approximately $41.1 billion.
The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio (the “Portfolios”):
The prospectus is supplemented to reflect the revised and restated disclosures and additional disclosures regarding options and futures strategies for each Portfolio and applicable section as shown below:

1.	The Intermediate Term Municipal Bond Portfolio
Page
128-“Principal
Investment
Strategies”-1st
paragraph is deleted and replaced by:
Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of net assets) in municipal bonds. The policy stated in the foregoing sentence is a fundamental policy of the Portfolio and may not be changed without shareholder approval. Municipal bonds are debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax so that they will qualify to pay “exempt-interest dividends” (“Municipal Securities”). Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays
3-10
Year Blend
(2-12)
Total Return Index, currently 2 to 12 years. The Portfolio’s actual average maturity was 6.66 years as of June 30, 2020. Municipal Securities acquired for the Portfolio will generally be rated in one of the three highest rating categories assigned by one of the major independent rating agencies (“A” or higher by Moodys, or Standard & Poor’s), or are, in the view of the Specialist Manager, deemed to be of comparable quality. The Portfolio is, however, authorized to invest up to 15% of its assets in Municipal Securities that are rated in the fourth highest category and up to 10% of its assets in high yield securities (“junk bonds”). Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. The Portfolio is also authorized to invest in securities issued by other investment companies, such as ETFs and closed-end
funds, that invest in Municipal Securities. Also, the Portfolio is authorized to invest up to 20% of its net assets in taxable instruments. The Portfolio may engage in transactions involving instruments such as option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are “out of the money” at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.
Page
170-
under “More Information About Fund Investments and Risks”-“The Intermediate Term Municipal Bond
Portfolio”-1st
paragraph is deleted and replaced by:
Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of net assets) in municipal bonds. The policy stated in the foregoing sentence is a fundamental policy of the Portfolio and may not be changed without shareholder approval. Municipal bonds are debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax so that they will qualify to pay “exempt-interest dividends” (“Municipal Securities”). Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays
3-15
Year Blend Municipal Bond Index, currently 2 to 20 years. The Portfolio’s actual average maturity was 6.66 years as of June 30, 2020. Municipal Securities acquired for the Portfolio will generally be rated in one of the three highest rating categories assigned by one of the major independent rating agencies (“A” or higher by Moodys, or Standard & Poor’s), or are, in the view of the Specialist Manager, deemed to be of comparable quality. The Portfolio is, however, authorized to invest up to 15% of its assets in Municipal Securities that are rated in the fourth highest category and up to 10% of its assets in high yield securities (“junk bonds”). Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. The Portfolio is also authorized to invest in securities issued by other investment companies, such as ETFs and closed-end
funds, that invest in Municipal Securities. Also, the Portfolio is authorized to invest up to 20% of its net assets in taxable instruments. The Portfolio may engage in transactions involving instruments such as option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are “out of the money” at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

2.	The Intermediate Term Municipal Bond II Portfolio
Page
133-“Principal
Investment
Strategies”-1st
paragraph is deleted and replaced by:
Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of net assets) in municipal bonds. The policy stated in the foregoing sentence is a fundamental policy of the Portfolio and may not be changed without shareholder approval. Municipal bonds are debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax, and include general obligation bonds and notes, revenue bonds and notes (including industrial revenue bonds and municipal lease obligations), as well as participation interests relating to such securities and are referred to as “Municipal Securities.” The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization (“Baa” or higher by Moodys, “BBB” or higher by Standard & Poor’s) or, if unrated, that are determined by the Specialist Manager to be of comparable quality. Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays
3-15
Year Blend Municipal Bond Index, currently 2 to 20 years. The Portfolio’s actual average maturity was 4.87 years as of June 30, 2020. The Portfolio may invest in securities issued by other investment companies, including ETFs and closed-end
funds, that invest in Municipal Securities. The Portfolio may engage in transactions involving instruments such as option or futures contracts, in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may engage in transactions involving instruments such as option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are “out of the money” at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.
Page
171-
under “More Information About Fund Investments and Risks”-“The Intermediate Term Municipal Bond II
Portfolio”-1st
paragraph is deleted and replaced by:
Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of net assets) in municipal bonds. The policy stated in the foregoing sentence is a fundamental policy of the Portfolio and may not be changed without shareholder approval. Municipal bonds are debt securities issued by municipalities and related entities, the interest on which is typically exempt from Federal income tax, and include general obligation bonds and notes, revenue bonds and notes (including industrial revenue bonds and municipal lease obligations), as well as participation interests relating to such securities and are referred to as “ Municipal Securities.” The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization (“Baa” or higher by Moodys, “BBB” or higher by Standard & Poor’s) or, if unrated, that are determined by the Specialist Manager to be of comparable quality. Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays
3-10
Year Blend Total Return, currently 2 to 12 years. The Portfolio’s actual average maturity was 4.87 years as of June 30, 2020. The Portfolio is also authorized to invest in securities issued by other investment companies, such as ETFs and closed-end
funds, that invest in Municipal Securities. The Portfolio may engage in transactions involving instruments such as option or futures contracts, in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may engage in transactions involving instruments such as option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are “out of the money” at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

3.	The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio
Under “Principal Investment
Risks”-the
subsection “Risks Associated with Investments in Derivatives” is added on page 130 (The Intermediate Term Municipal Bond Portfolio) and page 135 (The Intermediate Term Municipal Bond II Portfolio):

•
General Derivative Risks
 –
 Derivatives may be volatile and may involve significant risks. The Portfolio’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio’s losses and reducing the Portfolio’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non-exchange-traded
or
over-the-counter
derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

•
Counterparty Risk
 –
 The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•
Derivatives Tax Risk
 –
 Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and (iv) cause adjustments in the holding periods of the Portfolio’s securities. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

•
Options Risk
 –
 purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. When the Portfolio writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Portfolio writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option’s exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option’s exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

•
Options Writing Strategy Risk
 –
 if the index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options.

•
Futures Risk
 –
 there can be no assurance that price movements in the futures markets will correlate with the prices of the underlying securities positions. Additionally, price distortions could result if investors in the futures markets opt to make or take delivery of the underlying securities rather than engage in closing transactions because such trend might result in a reduction in the liquidity of the futures market. Further, an increase in the participation of speculators in the futures market could cause temporary price distortions.

Page
182-
under “More Information About Fund Investments and Risks”-“About Derivative Strategies”, the first paragraph is deleted and replaced by:
About Derivative Strategies.
A Specialist Manager may, but is not obligated to, use certain strategies (“Derivative Strategies”) on behalf of a Portfolio in order to hedge against investment risks, to seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. Each Portfolio, except with respect to The Short-Term Municipal Bond Portfolio, may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based U.S. stock market indexes and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are “out of the money” at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. A Portfolio will sell only “covered” call and put options. Generally, a written call option is considered covered if the Portfolio maintains with its custodian assets determined to be liquid in an amount at least equal to the exercise price of the option (or, in the case of options on an index substitute, owns an equivalent number of shares of the index substitute as those subject to the call). Generally, a written put option similarly is considered covered if the Portfolio maintains with its custodian assets determined to be liquid in an amount at least equal to the exercise price of the option. The Portfolio may also cover its options positions to the extent otherwise permitted by federal securities laws.
The International Equity Portfolio and The Institutional International Equity Portfolio (the “Portfolios”)
: At a meeting held on December 15, 2020, the Board of Trustees for HC Capital Trust approved Portfolio Management Agreements (the “Proposed Agreements”) engaging WCM Investment Management, LLC as an additional Specialist Manager for each Portfolio and recommended approval of the Proposed Agreements by shareholders of the respective Portfolio. A joint meeting of the shareholders of the Portfolios is scheduled to be held on February 5, 2021 for the purpose of approving the Proposed Agreements.
The Value Equity Portfolio, The Growth Equity Portfolio, The Institutional U.S. Equity Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio (the “Equity Portfolios”), and The Core Fixed Income Portfolio, The Corporate Opportunities Portfolio, The U.S. Government Fixed Income Securities Portfolio, The Inflation Protected Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio, The U.S. Government Mortgage/Asset Backed Fixed Income Securities Portfolio, The Intermediate Term Municipal Bond Portfolio and The Intermediate Municipal Bond II Portfolio (the “Fixed Income Portfolios”) (collectively, the “Portfolios”):
At a meeting held on December 15, 2020, the Board approved, on behalf of the Equity Portfolios and the Fixed Income Portfolios, two new Portfolio Management Agreements (“Proposed Agreements”) with Parametric Portfolio Associates, LLC (“Parametric”), that engage Parametric to manage an Options Overlay Strategy, as (i) an additional Parametric strategy to The Value Equity Portfolio, The Growth Equity Portfolio, The Institutional U.S. Equity Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Corporate Opportunities Portfolio; and (ii) as a new strategy for each of The Core Fixed Income Portfolio, The U.S. Government Fixed Income Securities Portfolio, The Inflation Protected Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio, The U.S. Government Mortgage/Asset Backed Fixed Income Securities Portfolio, The Intermediate Term Municipal Bond Portfolio and The Intermediate Municipal Bond II Portfolio, with each such Portfolio retaining Parametric as a new Specialist Manager. The Board recommended approval of the Proposed Agreements, which include the compensation arrangements applicable to assets managed according to Parametric’s Options Overlay Strategy, by shareholders of the respective Portfolios at a joint meeting of the shareholders of the Portfolios scheduled to be held on February 5, 2021.
The Value Equity Portfolio, The Institutional U.S. Equity Portfolio and The Small Capitalization—Mid Capitalization Equity Portfolio (the “Portfolios”):
The prospectus is supplemented to reflect the deletion of disclosures for a retiring portfolio manager (Michael A. Cavarretta, CFA) to the portfolio manager team for Frontier Capital Management Company, LLC (“Frontier”) with respect to the Portfolio as shown below.
1. The disclosure with respect to Frontier under the heading “Portfolio Managers” for The Value Equity Portfolio (page 8) and The Institutional U.S. Equity Portfolio (page 23) is hereby deleted and replaced with the following:
Frontier
:    Andrew B. Bennett, CFA and Peter G. Kuechle have
co-managed
the portion of the Portfolio allocated to Frontier since February, 2020.
2. The disclosure with respect to Frontier under the heading “Portfolio Managers” for The Small Capitalization—Mid Capitalization Equity Portfolio (page 30) is hereby deleted and replaced with the following:
Frontier
:    Andrew B. Bennett, CFA has
co-managed
the portion of the Portfolio allocated to Frontier since January 2014. Peter G. Kuechle has co-managed
the portion of the Portfolio allocated to Frontier since April 2018.
3. The following replaces the second paragraph in the Frontier section under the “Specialist Manager Guide” on page 207:
Andrew B. Bennett, CFA and Peter G. Kuechle are responsible for making the day-to-day
investment decisions for that portion of the Portfolios’ assets assigned to Frontier. Mr. Bennett is a Chartered Financial Analyst and has been an investment professional at Frontier since 2003. He received a B.A. from Wheaton College. Mr. Kuechle has been an investment professional at Frontier since 2002. He received a B.A. from Dartmouth College and an MBA from Harvard Business School.
The Value Equity Portfolio, The Growth Equity Portfolio, The Institutional U.S. Equity Portfolio, The Small
Capitalization-Mid
Capitalization
Equity Portfolio The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio (the “Portfolios”):
The second paragraph with respect to the Portfolios under the section “Mellon Investments Corporation (“Mellon”)” of the Specialist Manager Guide on page 209 is revised and restated as follows:
For its services to The Value Equity Portfolio, The Growth Equity Portfolio, The Institutional U.S. Equity Portfolio and The Small
Capitalization-Mid
Capitalization Equity Portfolio (the “Portfolios”), Mellon receives a fee from each Portfolio, calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, so long as the aggregate assets allocated to Mellon (“Combined Mellon Assets” as defined below) exceed $2 billion, at the following annual rate of: 0.04% of assets committed to Mellon’s Index Strategy (if the Combined Mellon Assets fall below $2 billion, this fee will be calculated at an annual rate of 0.065%); 0.065% of the assets committed to Mellon’s Factor Strategy (if the Combined Mellon Assets fall below $2 billion, this fee will be calculated at an annual rate of 0.075%); and, with respect to The Value Equity Portfolio, The Growth Equity Portfolio and The Institutional U.S. Equity Portfolio, 0.08% of the assets committed to Mellon’s U.S. Multi-Factor Strategy (if the Combined Mellon Assets fall below $2 billion, this fee will be calculated at an annual rate of 0.10%). The term “Combined Mellon Assets” means the sum of:
(a) the net assets of the Portfolios, The Commodity Returns Strategy
Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio of the Trust (collectively, the “Trust Portfolios”) managed by Mellon; and (b) the net assets of each other investment advisory account for which HC Capital Solutions or one of its affiliates serves as investment adviser and for which Mellon provides portfolio management services using the strategies employed in the Trust Portfolios. To the extent assets were allocated to a particular Mellon strategy, Mellon received, during the fiscal year ended June 30, 2020, the following fees as a percentage of the average daily net assets for each respective Portfolio’s strategy: The Growth Equity Portfolio’s Factor Strategy, 0.065%; The Institutional U.S. Equity Portfolio’s Index Strategy, 0.04%; and The Institutional U.S. Equity Portfolio’s Factor Strategy, 0.065%; (Mellon was not allocated assets of each of the other Portfolios with respect to its applicable strategy).
The Emerging Markets Portfolio (the “Portfolio”):
The second paragraph with respect to the Portfolio under the section “XY Investments (HK) Limited (“XY Investments”)” of the Specialist Manager Guide on page 219 is revised and restated as follows:
XY Investments is authorized and regulated by the Securities & Futures Commission of Hong Kong and is also registered as an investment adviser with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (the “Advisers Act”). As of June 30, 2020, XY Investments had approximately $330 million in assets under management. The firm is 50% owned by Shanghai XY Investments LLC, 49% owned by Dr. Tony Tang and 1% owned by Dr. Jeff Ng. For its services to The Emerging Markets Portfolio, XY Investments receives a fee calculated at the annual rate of 1.00% of the average daily net assets of that portion of the Portfolio allocated to XY Investments. During the fiscal year ended June 30, 2020, XY Investments was not allocated assets of The Emerging Markets Portfolio.
The Value Equity Portfolio, The Growth Equity Portfolio and The Institutional U.S. Equity Portfolio (the “Portfolios”):
The second paragraph with respect to the Portfolios under the section “Echo Street Capital Management LLC (“Echo Street”)” of the Specialist Manager Guide on page 206 is revised and restated as follows:
For its services with respect to the portion of The Value Equity Portfolio, The Growth Equity Portfolio and The Institutional U.S. Equity Portfolio allocated to Echo Street from time to time, Echo Street receives from each Portfolio a fee based on the average daily net asset value of that portion of the respective Portfolio’s assets managed by it, at the annual rate of 0.75% of the first $50 million of Combined Assets; 0.60% of the next $50 million of Combined Assets; 0.50% of the next $100 million of Combined Assets and 0.45% of Combined Assets in excess of $200 million. “Combined Assets” means the sum of the net assets of that portion of each of the Institutional U.S. Equity, Value Equity and Growth Equity Portfolios allocated to Echo Street from time-to-time.
During the fiscal year ended June 30, 2020, Echo Street received a fee of 0.56% of the average daily net assets of the portion of The Institutional U.S. Equity Portfolio allocated to Echo Street.
The Commodity Returns Strategy Portfolio (the “Portfolio”):
The Advisor has recommended, and the Board of Trustees has approved, the liquidation of the Portfolio, which liquidation is expected to be completed in late January/early February 2021.